Intangible Assets - Intangible Assets (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		₩ 3,266,357		₩ 3,351,133
Changes in intangible assets other than goodwill [abstract]
Beginning		3,351,133
Ending		3,266,357	$ 2,755,257	3,351,133
Insurance expenses and other operating expenses and others in the statements of comprehensive income		189,791		173,992
Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		6,114,490		5,815,262
Changes in intangible assets other than goodwill [abstract]
Beginning		5,815,262
Ending		6,114,490		5,815,262
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,732,394)		(2,304,188)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,304,188)
Ending		(2,732,394)		(2,304,188)
Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(105,404)		(106,781)
Changes in intangible assets other than goodwill [abstract]
Beginning		(106,781)
Ending		(105,404)		(106,781)
Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(10,335)		(53,160)
Changes in intangible assets other than goodwill [abstract]
Beginning		(53,160)
Ending		(10,335)		(53,160)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		806,407		763,582
Changes in intangible assets other than goodwill [abstract]
Beginning		763,582
Ending		806,407		763,582
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill [Abstract]
Beginning (Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Changes In Accumulated Impairment Intangible Assets And Goodwill [Abstract]
Impairment		0		0
Other		0		0
Ending (Accumulated impairment losses of Intangible assets and goodwill)		(70,517)		(70,517)
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		887,259		887,259
Changes in intangible assets other than goodwill [abstract]
Beginning		887,259
Ending		887,259		887,259
Goodwill | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Goodwill | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(70,517)		(70,517)
Changes in intangible assets other than goodwill [abstract]
Beginning		(70,517)
Ending		(70,517)		(70,517)
Goodwill | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(10,335)		(53,160)
Changes in intangible assets other than goodwill [abstract]
Beginning		(53,160)
Ending		(10,335)		(53,160)
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,103		2,346
Changes in intangible assets other than goodwill [abstract]
Beginning		2,346		2,853
Acquisition&Transfer		207		116
Disposal		(1,080)		(147)
Amortization	[1]	(370)		(476)
Business combination		0		0
Others		0		0
Ending		1,103		2,346
Industrial property rights | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		3,056		6,222
Changes in intangible assets other than goodwill [abstract]
Beginning		6,222
Ending		3,056		6,222
Industrial property rights | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,953)		(2,936)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,936)
Ending		(1,953)		(2,936)
Industrial property rights | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		(940)
Changes in intangible assets other than goodwill [abstract]
Beginning		(940)
Ending		0		(940)
Software
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		578,941		573,187
Changes in intangible assets other than goodwill [abstract]
Beginning		573,187		373,519
Acquisition&Transfer		219,128		340,045
Disposal		(838)		(4,444)
Amortization	[1]	(216,073)		(153,876)
Business combination		8,742		18,252
Others		(5,205)		(309)
Ending		578,941		573,187
Software | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,996,646		1,800,686
Changes in intangible assets other than goodwill [abstract]
Beginning		1,800,686
Ending		1,996,646		1,800,686
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(1,417,705)		(1,225,173)
Changes in intangible assets other than goodwill [abstract]
Beginning		(1,225,173)
Ending		(1,417,705)		(1,225,173)
Software | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		(2,326)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,326)
Ending		0		(2,326)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount	[2]	396,747		371,774
Changes in intangible assets other than goodwill [abstract]
Beginning	[2]	371,774		266,517
Acquisition&Transfer	[2]	100,460		63,743
Disposal	[2]	(16,907)		(9,527)
Amortization	[1],[2]	(59,761)		(47,948)
Business combination	[2]	0		106,445
Others	[2]	1,181		(7,456)
Ending	[2]	396,747		371,774
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		797,107		690,665
Changes in intangible assets other than goodwill [abstract]
Beginning		690,665
Ending		797,107		690,665
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(365,473)		(285,893)
Changes in intangible assets other than goodwill [abstract]
Beginning		(285,893)
Ending		(365,473)		(285,893)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(34,887)		(32,998)
Changes in intangible assets other than goodwill [abstract]
Beginning		(32,998)
Ending		(34,887)		(32,998)
Value of Business Acquired (VOBA)
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		1,479,545		1,635,619
Changes in intangible assets other than goodwill [abstract]
Beginning		1,635,619		1,809,485
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[1]	(156,074)		(173,866)
Business combination		0		0
Others		0		0
Ending		1,479,545		1,635,619
Value of Business Acquired (VOBA) | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,395,291		2,395,291
Changes in intangible assets other than goodwill [abstract]
Beginning		2,395,291
Ending		2,395,291		2,395,291
Value of Business Acquired (VOBA) | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(915,746)		(759,672)
Changes in intangible assets other than goodwill [abstract]
Beginning		(759,672)
Ending		(915,746)		(759,672)
Value of Business Acquired (VOBA) | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Right-of-use intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		3,614		4,625
Changes in intangible assets other than goodwill [abstract]
Beginning		4,625		9,698
Acquisition&Transfer		0		0
Disposal		0		0
Amortization	[1]	(1,012)		(5,026)
Business combination		0		0
Others		1		(47)
Ending		3,614		4,625
Right-of-use intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		35,131		35,139
Changes in intangible assets other than goodwill [abstract]
Beginning		35,139
Ending		35,131		35,139
Right-of-use intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(31,517)		(30,514)
Changes in intangible assets other than goodwill [abstract]
Beginning		(30,514)
Ending		(31,517)		(30,514)
Right-of-use intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		0		0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		2,459,950		2,587,551
Changes in intangible assets other than goodwill [abstract]
Beginning		2,587,551		2,462,072
Acquisition&Transfer		319,795		403,904
Disposal		(18,825)		(14,118)
Amortization	[1]	(433,290)		(381,192)
Business combination		8,742		124,697
Others		(4,023)		(7,812)
Ending		2,459,950		2,587,551
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill [Abstract]
Beginning (Accumulated impairment losses of Intangible assets and goodwill)		(36,264)		(31,652)
Changes In Accumulated Impairment Intangible Assets And Goodwill [Abstract]
Impairment		(5,306)		(9,312)
Reversal		2,939		3,669
Disposal and others		3,744		1,031
Ending (Accumulated impairment losses of Intangible assets and goodwill)		(34,887)		(36,264)
Other intangible assets | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		5,227,231		4,928,003
Changes in intangible assets other than goodwill [abstract]
Beginning		4,928,003
Ending		5,227,231		4,928,003
Other intangible assets | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(2,732,394)		(2,304,188)
Changes in intangible assets other than goodwill [abstract]
Beginning		(2,304,188)
Ending		(2,732,394)		(2,304,188)
Other intangible assets | Accumulated impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		(34,887)		(36,264)
Changes in intangible assets other than goodwill [abstract]
Beginning		(36,264)
Ending		(34,887)		(36,264)
Other intangible assets | Others
Disclosure of detailed information about intangible assets [line items]
Carrying Amount		0		0
Changes in intangible assets other than goodwill [abstract]
Beginning		0
Ending		₩ 0		₩ 0

[1]	Includes ￦ 173,992 million and ￦ 189,791 million recorded as insurance expenses and other operating expenses for the years ended December 31, 2020 and 2021, respectively.
[2]	Impairment losses for membership right with indefinite useful life among other intangible assets are recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment losses are recognized when its recoverable amount is higher than its carrying amount.